Short-Term Borrowings And Long-Term Debt (Schedule Of Long-Term Debt) (Parenthetical) (Detail)	Mar. 31, 2012	Mar. 31, 2011
Yen Notes (Floating Rate 0.70%) Due In Year 2012
Long Term Debt [Line Items]
Interest rate on long-term debt	0.70%	0.70%
Yen Notes (Floating Rate 0.70%) Due In Year 2013
Long Term Debt [Line Items]
Interest rate on long-term debt	0.70%	0.70%
Yen Notes (Floating Rate 0.69%) Due In Year 2013
Long Term Debt [Line Items]
Interest rate on long-term debt	0.69%	0.69%
Yen Notes (Floating Rate 0.45%) Due In Year 2013
Long Term Debt [Line Items]
Interest rate on long-term debt	0.45%	0.45%
NOK Notes (Floating Rate 9.68%) Due In 2013
Long Term Debt [Line Items]
Interest rate on long-term debt	9.68%	9.68%
SEK Notes (Fixed Rate 9.32%) Due In 2013
Long Term Debt [Line Items]
Interest rate on long-term debt	9.32%	9.32%
U.S.$ Notes (Floating Rate 1.0%) Due In Year 2013
Long Term Debt [Line Items]
Interest rate on long-term debt	1.00%	1.00%
Yen Notes (Fixed Rate 1.54%) Due In Year 2013
Long Term Debt [Line Items]
Interest rate on long-term debt	1.54%	1.54%
Yen Notes (Fixed Rate 1.27%) Due In Year 2013
Long Term Debt [Line Items]
Interest rate on long-term debt	1.27%	1.27%
Yen Notes (Fixed Rate 1.53%) Due In Year 2015
Long Term Debt [Line Items]
Interest rate on long-term debt	1.53%	1.53%
U.S.$ Notes (Floating Rate 0.55%) Due In Year 2015
Long Term Debt [Line Items]
Interest rate on long-term debt	0.55%	0.55%
U.S.$ Notes (Floating Rate 0.72%) Due In Year 2016
Long Term Debt [Line Items]
Interest rate on long-term debt	0.72%	0.72%
U.S.$ Notes (Floating Rate 0.82%) Due In Year 2016
Long Term Debt [Line Items]
Interest rate on long-term debt	0.82%	0.82%